Taxes - Schedule of Reconciles Cayman Islands Statutory Rates (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Reconciles Cayman Islands Statutory Rates [Abstract]
Income before tax		$ 1,778,310	$ 228,478	$ 9,149,240	$ 5,739,870
Income tax rate in the Cayman Islands, permanent tax holiday
Income tax rate in the Cayman Islands, permanent tax holiday, Percent
Hong Kong statutory income tax rate		$ 293,421	$ 37,699	$ 1,509,625	$ 947,079
Hong Kong statutory income tax rate, Percent		16.50%	16.50%	16.50%	16.50%
Effect of different tax rates		$ 699,819	$ 89,912	$ 1,383,890	$ 120,537
Effect of different tax rates, Percent		39.40%	39.40%	15.10%	2.10%
Income not taxable	[1]	$ (367,658)	$ (47,237)	$ (4,219)
Income not taxable, Percent	[1]	(20.70%)	(20.70%)
Expense not deductible		$ 18,259	$ 2,346	$ 164,216	$ 401,791
Expense not deductible, Percent		1.00%	1.00%	1.80%	7.00%
Temporary not recognized		$ 1,921,169	$ 246,832	$ 52,472	$ 22,959
Temporary not recognized, Percent		108.00%	108.00%	0.60%	0.40%
Utilization of tax loss		$ (1,621,122)	$ (208,282)	$ (1,849,075)
Utilization of tax loss, Percent		(91.20%)	(91.20%)	(20.20%)
Under provision of tax in prior years		$ 502,743	$ 64,593
Under provision of tax in prior years, Percent		28.30%	28.30%
Tax concession				$ (171,000)	$ (167,229)
Tax concession, Percent				(1.90%)	(2.90%)
Effective tax rate		$ 1,446,631	$ 185,863	$ 1,085,909	$ 1,325,137
Effective tax rate, Percent		81.30%	81.30%	11.90%	23.10%

[1]	The amount for the year ended December 31, 2025 is fully represented to reversal of expected credit losses of HKD2,228,229.